Condensed Consolidated Balance Sheets (Unaudited)(Parentheticals) - USD ($)		Jun. 30, 2026	Feb. 07, 2026	Jan. 07, 2026	Dec. 31, 2025
Preferred shares, par value per share		$ 0.0001			$ 0.0001
Preferred shares, authorized		1,000,000			1,000,000
Preferred shares, issued
Preferred shares, outstanding
Forfeited shares					999,900
Over Allotment Option
Additional units				$ 1,500,000
Over-allotment option to purchase			1,500,000
Class A Ordinary Shares
Ordinary shares subject to possible redemption		21,500,000			20,000,000
Ordinary shares at a redemption value of per share		$ 10.19			$ 10.01
Ordinary shares, par value		$ 0.0001			$ 0.0001
Ordinary shares, authorized		200,000,000			200,000,000
Ordinary shares, issued		655,000			625,000
Ordinary shares, outstanding		655,000			625,000
Class B Ordinary Shares
Ordinary shares, par value	[1]	$ 0.0001			$ 0.0001	[2]
Ordinary shares, authorized	[1]	20,000,000			20,000,000	[2]
Ordinary shares, issued	[1]	7,165,950			7,665,900	[2]
Ordinary shares, outstanding	[1]	7,165,950			7,665,900	[2]
Forfeited shares				499,950	999,900
Class B Ordinary Shares | Over Allotment Option
Forfeited shares			499,950

[1]	The Class B ordinary shares issued and outstanding as of December 31, 2025, includes up to 999,900 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 6). On January 7, 2026, the underwriters purchased an additional 1,500,000 Units pursuant to the partial exercise of the over-allotment option, resulting in 499,950 Class B ordinary shares that were no longer subject to forfeiture. On February 7, 2026, the over-allotment option to purchase the remaining 1,500,000 Units expired, resulting in the forfeiture of 499,950 Class B ordinary shares.
[2]	This number includes up to 999,900 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (Note 6).